INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 4,226
Ending balance	9,295	$ 4,226
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,087	4,990
Additions	439	290
Dispositions	(1)	(2)
Assets reclassified as held for sale	159
Foreign currency translation	110	(191)
Acquisitions through business combinations	5,217
Ending balance	10,693	5,087
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(861)	(625)
Dispositions	2	2
Assets reclassified as held for sale	(29)
Foreign currency translation	(7)	24
Amortization and impairment expense	(561)	(262)
Ending balance	(1,398)	(861)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,817
Ending balance	2,095	1,817
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,054	2,035
Additions	256	165
Dispositions	(1)	0
Assets reclassified as held for sale	19
Foreign currency translation	142	(146)
Acquisitions through business combinations	0
Ending balance	2,432	2,054
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(237)	(181)
Dispositions	2	0
Assets reclassified as held for sale	(10)
Foreign currency translation	(16)	15
Amortization and impairment expense	(96)	(71)
Ending balance	(337)	(237)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	259
Ending balance	4,097	259
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	374	381
Additions	0	1
Dispositions	0	0
Assets reclassified as held for sale	140
Foreign currency translation	(12)	(8)
Acquisitions through business combinations	4,185
Ending balance	4,407	374
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(115)	(88)
Dispositions	0	0
Assets reclassified as held for sale	(19)
Foreign currency translation	3	3
Amortization and impairment expense	(217)	(30)
Ending balance	(310)	(115)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,538
Ending balance	2,138	1,538
Indefinite life intangible assets	297	297
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,004	1,949
Additions	114	77
Dispositions	0	(1)
Assets reclassified as held for sale	0
Foreign currency translation	(15)	(21)
Acquisitions through business combinations	710
Ending balance	2,813	2,004
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(466)	(330)
Dispositions	0	2
Assets reclassified as held for sale	0
Foreign currency translation	5	5
Amortization and impairment expense	(214)	(143)
Ending balance	(675)	(466)
Brands and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	297
Ending balance	581	297
Brands and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	297	297
Additions	0	0
Dispositions	0	0
Assets reclassified as held for sale	0
Foreign currency translation	0	0
Acquisitions through business combinations	295
Ending balance	592	297
Brands and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Dispositions	0	0
Assets reclassified as held for sale	0
Foreign currency translation	0	0
Amortization and impairment expense	(11)	0
Ending balance	(11)	0
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	315
Ending balance	384	315
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	358	328
Additions	69	47
Dispositions	0	(1)
Assets reclassified as held for sale	0
Foreign currency translation	(5)	(16)
Acquisitions through business combinations	27
Ending balance	449	358
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(43)	(26)
Dispositions	0	0
Assets reclassified as held for sale	0
Foreign currency translation	1	1
Amortization and impairment expense	(23)	(18)
Ending balance	$ (65)	$ (43)